Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Investments in associates	$6,939	$8,243
Investment in joint venture	10	9
	$6,949	$8,252

Investments in Associates
a.
Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$3,173	$4,293

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	1,235	1,409
KingwayTek Technology Co., Ltd. (“KWT”)	230	229

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	558	543
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	293	309
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	275	258
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	247	285
So-net Entertainment Taiwan Limited (“So-net”)	228	226
WiAdvance Technology Corporation (“WATC”)	228	212
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	172	165
Taiwan International Ports Logistics Corporation (“TIPL”)	100	120
CHT Infinity Singapore Pte. Ltd. (“CISG”)	63	57
Click Force Co., Ltd. (“CF”)	41	42
Imedtac Co., Ltd. (“IME”)	41	47
AgriTalk Technology Inc. (“ATT”)	35	31
Baohwa Trust Co., Ltd. (“BHT”)	13	10
Cornerstone Ventures Co., Ltd. (“CVC”)	7	7
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—
	$6,939	$8,243

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2022	2023
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	42	46

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
So-net Entertainment Taiwan Limited (“So-net”)	30	30
WiAdvance Technology Corporation (“WATC”)	20	19
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
CHT Infinity Singapore Pte. Ltd. (“CISG”)	40	40
Click Force Co., Ltd. (“CF”)	49	49
Imedtac Co., Ltd. (“IME”)	7	7
AgriTalk Technology Inc. (“ATT”)	29	29
Baohwa Trust Co., Ltd. (“BHT”)	40	25
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—

Summarized financial information of NCB was set out below:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Assets	$33,540	$37,431
Liabilities	(25,882)	(28,084)

Equity	$7,658	$9,347

The percentage of ownership interest held by the Company	41.90%	46.26%

Equity attributable to the Company	$3,209	$4,324
Unrealized gain or loss from downstream transactions	(36)	(31)

The carrying amount of investment	$3,173	$4,293

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Net Revenues (losses)	$15	$(47)	$10

Net loss for the period	$(446)	$(1,004)	$(969)
Other comprehensive income (loss)	—	(10)	14
Total comprehensive loss for the period	$(446)	$(1,014)	$(955)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$607	$868	$647
The Company’s share of other comprehensive income (loss)	(6)	13	(23)
The Company’s share of total comprehensive income	$601	$881	$624

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
SNI	$3,299	$4,062
KWT	$804	$988

Investments in Joint Ventures
b.
Investment in joint venture

Investment in joint venture was as follows:

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2022	2023	2022	2023
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$10	$9	51	51

The Company invested and established a joint venture, CHT SEA, with Delta Electronics, Inc. and Kwang Hsing Industrial Co., Ltd. and obtained 51% ownership interest of CHT SEA. However, according to the mutual agreements among stockholders, the Company does not individually direct CHT SEA’s relevant activities and has joint control with the other party; therefore, the Company treated CHT SEA as a joint venture.

Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—

The above amounts are less than one million and not zero.